UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street  Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/13

ITEM 1.  REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

JAG Large Cap Growth Fund

March 31, 2013

JAG Capital Management, LLC

9841 Clayton Road

Saint Louis, MO 63124

JAG

CAPITAL MANAGEMENT

March 31, 2013

Semi-Annual Shareholder Letter

Dear  Shareholder:

Equity performance so far in 2013 is evidence in support of the old  Wall  Street adage,  "Bull  markets climb a wall of worry."  The S&P 500 Index delivered a double-digit gain for the first quarter, leaving the

index at an all-time  high and  more  than  135% above  the  generational low of March 2009.   As has  been the  case  for  much  of the  past  several  years,  the  gains came  despite a wide  array  of investor worries. Many of today's concerns are  simply variations on longer-term themes, including: sluggish U.S. economic growth (highlighted by a slight contraction of GDP 4Q  '12), European  woes (the Cyprus banking crisis is latest  reminder that  many euro zone  banks  remain  on  tenterhooks), and  the  nauseating  ineffectiveness of  our   elected    representatives  in  dealing  with   our   fiscal  issues   (latest   Gallup   polls  show an  83% disapproval  rate for  Congress).  More recently, the mere fact that the major averages have reached all time highs has led to growing speculation that stocks are "due" for sharp fall.

Global investors find themselves caught between the proverbial rock and hard place.  On  the  one  hand, disconcerting economic  and  fiscal  conditions,  combined with   painful  memories  of  the   epic  market decline  in 2008-2009, make  it difficult to muster optimism  for  equities.  On the other, razor-thin yields offered by cash and fixed-income assets make cash and fixed-income unappetizing choices.   In response to this apparent conundrum, cautious capital has streamed into slower-growing, higher-yielding "safety" stocks.  According to attribution analysis from Thomson DataStream, the traditional safer-haven sectors Health   Care,   Utilities, and Consumer Staples   were the   top   three performers in the   Russell 1000

Growth Index during the first quarter of 2013, with returns of 17.04%, 14.57%, and 13.39% respectively. Along those same  lines, the  two  highest  Dividend  Yield quintiles  in the  Russell 1000  Growth returned

15.05% and  13.61% respectively,  easily exceeding the  benchmark's return.  Finally, stocks inhabiting the benchmark's lowest three EPS Growth quintiles easily outperformed the two highest EPS Growth quintiles  during quarter. While  it would  be disingenuous to dismiss the  current rally in equities  as being "narrow," it is evident  that  the  lion's share of market gains over  the  past several  months  have accrued to the lower-beta domain  of the index  universe.

Our Large Cap Growth Fund's returns have lagged those of the Russell   1000  Growth and  S&P 500

Index in recent months.  While  we  loathe  underperformance in any time  period,  we  are  committed to adhering  to our  long-held  investment discipline.  Our process is designed to help us find companies with superior growth characteristics, fundamental strength, and compelling price appreciation potential. Drilling  down  a  bit  into  these elements, we  believe  that  investors are  currently overvaluing  certain fundamental  factors (i.e. long-standing  brand  value,  balance sheet strength, dividend  yield, and company size), while undervaluing  growth characteristics and long-term price appreciation potential.  To illustrate this  point,  let's look  at  estimated growth rates for  some sectors and  the  P/E ratios  investors  have assigned  them.  Perhaps  the  most  extreme example  of investor desire  for  yield and stability  is provided by  the   recently   red-hot  Utilities  sector  (XLU).   Current estimates have earnings   growing at an annualized  rate  of 4.12% for  Utilities.   This is the lowest estimated growth rate (by far) among the

 1 0 GICS sectors we follow, but despite this fact investors have awarded Utilities a premium multiple of

9841 Clayton Road  St. Louis, MO 63124

toll-free 800.966.4596 314.997.1277  jagcapitalfunds.com

JAG

CAPITAL MANAGEMENT

 15.8. Dividing Utilities'  P/E ratio  by its estimated growth rate  produces a P/E to Growth (PEG) ratio  of

3.8.   To  provide  some   perspective, we  note   that  the  Consumer Discretionary sector  (XLY) has an estimated growth   rate  of 15.56% and trades at a P/E of 16.9, resulting  in a PEG ratio  of only 1 .08.  The seeming mismatch between growth and valuation is not confined to Utilities.   In their  search  for  yield, investors have also  boosted valuations  for  Consumer Staples  (XLP) and  Healthcare (XLV), which  have PEG  ratios   of  1.7  and   1.6  respectively.   Meanwhile,  the  three sectors with  the   highest  estimated earnings  growth  rates - Consumer Discretionary (XLY, +15.56%), Tech  (XLK, + 12.49%), and Industrials (XLI, +11 .36%)  also  have the  lowest  PEG ratios.  As previously noted, Consumer Discretionary has a PEG ratio of 1.08, while Tech's PEG is only 1.01    and Industrials clock in at 1.26.

We have seen this sort of unbalanced equity market backdrop before, most notably in parts of 2004 and

2006.   As occurred following each of those periods, we expect that sectors and securities with superior growth characteristics will again return to favor in the coming quarters. Our portfolio  is positioned accordingly,  and we are  quite  optimistic about  our  relative  performance potential over  the  next  several quarters.

Going  into  2013,  our  baseline expectation was that  the  U.S. equity  market would  probably  produce an "up a little" gain, i.e. a return of somewhere between 0% and 10% for  the  full year.  The fact  that stocks have  already  exceeded this  target   is surprising to  us, and  we  would   not  be  surprised to see  some backing and  filling in the  coming  months.   But as  we  have  discussed,  the  bulk of  the  gains in big-cap stocks so  far  this  year  has  concentrated in more defensive  segments of  the  market.   We  think  it is reasonable to  assume  that  investor appetite for  faster-growing companies will return to  some  degree, especially if economic data  indicate  a  continued  (albeit  sluggish)  recovery later  this  summer.   If  this assumption proves  correct, the  overall  averages could  very  well see  further advances  through  the  rest of  2013, which  would  produce an  even  bigger  upside  surprise versus  our   yearly  return expectation. Longer term, we believe cautious investor sentiment and undemanding valuations favor equities.   As Sir John  Templeton once  wrote,  "Bull markets are  born  on  pessimism,  grown   on  skepticism,   mature  on optimism  and die on euphoria." Still-anemic equity fund inflows, low equity allocation recommendations from Wall Street strategists, and   the   recent outperformance of "safety   stocks" are all signals of persistent investor skepticism. Combined with undemanding valuations and razor-thin yields on cash and bonds, this implies the bull market could have much further to run over the coming three to five years.

Best regards,

Norman B. Conley III

Portfolio Manager

Daniel J. Ferry, Jr.

Portfolio Manager

1205-NLD-5/15/2013

9841 Clayton Road  St. Louis, MO 63124

toll-free 800.966.4596 314.997.1277  jagcapitalfunds.com

JAG Large Cap Growth Fund
PORTFOLIO REVIEW
March 31, 2013 (Unaudited)

The Fund's performance figures* for the period ended March 31, 2013, compared to its benchmarks:

		6 Month Return	1 Year Return	Since Inception(a)
Class A		3.94%	3.94%	16.91%
Class A with 5.75% load		(2.07%)	(2.07%)	11.60%
Class C		3.53%	3.18%	15.93%
Class I		4.10%	4.19%	17.14%
Russell 1000 Growth Total Return Index(b)		8.10%	10.09%	20.45%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; 12b-1 fees, borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at 1.75%, 2.50%, and 1.50% for all Class A, Class C, and Class I shares, respectively, through January 31, 2014.  Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. Without these waivers, the Fund's total annual operating expenses would have been 2.42%, 3.17%, and 2.17% for the JAG Large Cap Growth Fund's Class A, Class C, and Class I shares, respectively. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-855-552-4596.

(a) JAG Large Cap Growth Fund commenced operations on December 22, 2011.
(b) The Russell 1000 Growth Total Return Index represents an unmanaged portfolio of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

	Top 10 Holdings by Industry		% of Net Assets
	Internet		12.8%
	Machinery		8.5%
	Biotechnology		8.4%
	Media		7.7%
	Commercial Services		7.3%
	Diversified Financial Services		6.6%
	Computers		6.5%
	Semiconductors		6.4%
	Chemicals		5.8%
	Beverages		3.9%
	Other / Cash & Cash Equivalents		26.1%
			100.0%

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)
Shares		Value

	COMMON STOCKS - 99.0%
	BANKS - 2.8%
40,952	Bank of America Corp.	$ 498,795

	BEVERAGES - 3.9%
3,982	Fomento Economico Mexicano SAB de CV	451,957
4,800	Monster Beverage Corp. *	229,152
		681,109
	BIOTECHNOLOGY - 8.4%
6,545	Amgen, Inc.	670,928
6,979	Celgene Corp. *	808,936
		1,479,864
	CHEMICALS - 5.8%
1052	CF Industries Holdings, Inc.	200,269
6,110	Monsanto Co.	645,399
1,035	Sherwin-Williams Co.	174,801
		1,020,469
	COMMERCIAL SERVICES - 7.3%
24,540	Hertz Global Holdings, Inc. *	546,260
1,362	Mastercard, Inc. - Class A	737,019
		1,283,279
	COMPUTERS - 6.5%
1,372	Apple, Inc.	607,288
19,170	NCR Corp. *	528,325
		1,135,613
	DIVERSIFIED FINANCIAL SERVICES - 6.6%
17,808	Discover Financial Services	798,511
12,329	Invesco Ltd.	357,048
		1,155,559
	ENGINEERING & CONSTRUCTION- 2.1%
5,960	Chicago Bridge & Iron Co. NV	370,116

	FOOD - 2.6%
5,235	Whole Foods Market, Inc.	454,136

	HOME BUILDERS- 2.7%
11,505	Lennar Corp. - Class A	477,227

	INTERNET - 12.8%
2,235	Amazon.com, Inc. *	595,605
14,230	eBay, Inc. *	771,551
763	Google, Inc. - Class A *	605,845
11,510	Yahoo!, Inc. *	270,830
		2,243,831
JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)
Shares		Value

	MACHINERY - 8.5%
4,419	Cummins, Inc.	$ 511,764
5,178	Deere & Co.	445,205
4,166	Roper Industries, Inc.	530,373
		1,487,342
	MEDIA - 7.7%
5,780	CBS Corp.	269,868
9,325	Discovery Communications, Inc. - Class A *	734,251
6,165	Walt Disney Co.	350,172
		1,354,291
	MISCELLANEOUS MANUFACTURING- 2.3%
7,252	Ingersoll-Rand PLC	398,933

	OIL & GAS - 1.0%
1,360	EOG Resources, Inc.	174,175

	PHARMACEUTICALS - 2.7%
4,033	Perrigo Co.	478,838

	RETAIL - 3.4%
10,470	Starbucks Corp.	596,371

	SEMICONDUCTORS - 6.4%
5,615	ARM Holdings PLC	237,908
9,814	QUALCOMM, Inc.	657,047
13,195	Taiwan Semiconfuctor Manufacturing Co., Ltd.	226,822
		1,121,777
	SOFTWARE - 2.5%
12,650	Akamai Technologies, Inc. *	446,419

	TRANSPORTATION - 3.0%
1,595	Kansas City Southern	176,886
2,511	Union Pacific Corp.	357,592
		534,478

	TOTAL COMMON STOCKS (Cost $15,392,573)	17,392,622
JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)
Shares		Value

	SHORT-TERM INVESTMENTS - 1.0%
175,805	Federated Treasury Obligations Fund - Institutional Shares,
	0.04%** (Cost $175,805)	$ 175,805

	TOTAL INVESTMENTS - 100.0% (Cost $15,568,378) (a)	$ 17,568,427
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	6,291
	TOTAL NET ASSETS - 100.0%	$ 17,574,718

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2013
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,573,702 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 2,260,622
	Unrealized depreciation	(265,897)
	Net unrealized appreciation	$ 1,994,725

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2013 (Unaudited)

ASSETS
Investment securities:
At cost	$ 15,568,378
At value	$ 17,568,427
Receivable for Fund shares sold	47,978
Dividends and interest receivable	5,844
Prepaid expenses and other assets	3,563
TOTAL ASSETS	17,625,812

LIABILITIES
Payable for Fund shares repurchased	23,962
Investment advisory fees payable	9,735
Distribution (12b-1) fees payable	8,690
Fees payable to other affiliates	733
Accrued expenses and other liabilities	7,974
TOTAL LIABILITIES	51,094
NET ASSETS	$ 17,574,718

Composition of Net Assets:
Paid in capital	$ 15,920,146
Accumulated net investment loss	(93,627)
Accumulated net realized loss from security transactions	(251,850)
Net unrealized appreciation of investments	2,000,049
NET ASSETS	$ 17,574,718

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 6,410,619
Shares of beneficial interest outstanding (a)	526,071
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (b)	$ 12.19
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 12.93

Class C Shares:
Net Assets	$ 10,661
Shares of beneficial interest outstanding (a)	884
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 12.06

Class I Shares:
Net Assets	$ 11,153,438
Shares of beneficial interest outstanding (a)	912,926
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 12.22
(a) Unlimited number of shares of beneficial interest authorized, no par value.
(b)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2013 (Unaudited)

INVESTMENT INCOME
Dividends	$ 88,044
Interest	16
TOTAL INVESTMENT INCOME	88,060

EXPENSES
Investment advisory fees	76,961
Distribution (12b-1) fees:
Class A	6,942
Class C	48
MFund service fees	10,134
Administration fees	10,065
Registration fees	10,015
Professional fees	8,127
Compliance officer fees	5,659
Custodian fees	4,677
Printing and postage expenses	1,744
Non 12b-1 shareholder servicing fees	787
Insurance expense	589
Other expenses	3,286
TOTAL EXPENSES	139,034

Less: Fees waived by the Advisor	(16,506)
NET EXPENSES	122,528

NET INVESTMENT LOSS	(34,468)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized loss from:
Investments	(245,462)
Net change in unrealized appreciation on:
Investments	1,024,493

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	779,031

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 744,563

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2013	Period Ended
INCREASE IN NET ASSETS:	(Unaudited)	September 30, 2012*
FROM OPERATIONS
Net investment loss	$ (34,468)	$ (59,172)
Net realized gain (loss) from investments	(245,462)	9,050
Net change in unrealized appreciation on investments	1,024,493	975,556
Net increase in net assets resulting from operations	744,563	925,434

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(5,588)	-
Class C	(10)	-
Class I	(9,827)	-
From distributions to shareholders	(15,425)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	5,296,480	6,086,412
Class C	500	8,900
Class I	1,068,078	9,466,087
Net asset value of shares issued in reinvestment of distributions:
Class A	5,121	-
Class C	1	-
Class I	9,816	-
Payments for shares redeemed:
Class A	(4,677,160)	(915,218)
Class C	-	-
Class I	(289,760)	(139,111)
Net increase in net assets from shares of beneficial interest	1,413,076	14,507,070

TOTAL INCREASE IN NET ASSETS	2,142,214	15,432,504

NET ASSETS
Beginning of Period	15,432,504	-
End of Period *	$ 17,574,718	$ 15,432,504
*Includes accumulated net investment loss of:	$ (93,627)	$ (59,159)

* The JAG Large Cap Growth Fund commenced operations on December 22, 2011
JAG Large Cap Growth Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)
	For the
	Six- Months Ended	For the
	March 31, 2013	Period Ended
	(Unaudited)	September 30, 2012*
SHARE ACTIVITY
Class A:
Shares Sold	467,806	544,973
Shares Reinvested	444	-
Shares Redeemed	(407,837)	(79,316)
Net increase in shares of beneficial interest outstanding	60,414	465,657

Class C:
Shares Sold	43	841
Net increase in shares of beneficial interest outstanding	43	841

Class I:
Shares Sold	89,495	859,413
Shares Reinvested	850	-
Shares Redeemed	(24,507)	(12,325)
Net increase in shares of beneficial interest outstanding	65,838	847,088

* The JAG Large Cap Growth Fund commenced operations on December 22, 2011

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class A		Class C		Class I
	Six Months		Six Months		Six Months
	Ended	Period Ended	Ended	Period Ended	Ended	Period Ended
	March 31, 2013	September 30,	March 31, 2013	September 30,	March 31, 2013	September 30,
	(Unaudited)	2012 (1)	(Unaudited)	2012 (1)	(Unaudited)	2012 (1)
Net asset value, beginning of period	$ 11.74	$ 10.00	$ 11.66	$ 10.00	$ 11.75	$ 10.00

Activity from investment operations:
Net investment loss (6)	(0.04)	(0.08)	(0.08)	(0.14)	(0.02)	(0.05)
Net realized and unrealized
gain on investments	0.50	1.82	0.49	1.80	0.50	1.80
Total from investment operations	0.46	1.74	0.41	1.66	0.48	1.75

Less distributions from:
Net realized gains	(0.01)	-	(0.01)	-	(0.01)	-
Total distributions	(0.01)	-	(0.01)	-	(0.01)	-
			-		-
Net asset value, end of period	$ 12.19	$ 11.74	$ 12.06	$ 11.66	$ 12.22	$ 11.75

Total return (2)(5)	3.94%	17.40%	3.53%	16.60%	4.10%	17.50%

Net assets, at end of period (000s)	$ 6,411	$ 5,465	$ 11	$ 10	$ 11,153	$ 9,958

Ratio of gross expenses to average
net assets (3)(4)(7)	1.95%	2.42%	2.70%	3.17%	1.70%	2.17%
Ratio of net expenses to average
net assets (4)(7)	1.75%	1.75%	2.50%	2.50%	1.50%	1.50%
Ratio of net investment loss
to average net assets (4)(7)	(0.60%)	(0.86%)	(1.33%)	(1.61%)	(0.35%)	(0.61%)

Portfolio Turnover Rate (5)	60%	56%	60%	56%	60%	56%

(1)	The JAG Large Cap Growth Fund commenced operations on December 22, 2011.
(2)

Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends and capital gain distributions, and does not reflect the impact of sales charges. Had the Advisor not waived a portion of the Fund's expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Annualized for periods less than one full year.
(5) Not annualized.
(6)	Per share amounts calculated using the average shares method.
(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

JAG Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (“the Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”).   The Trust currently consists of twenty-five series. These financial statements include the following series: JAG Large Cap Growth Fund (the “Fund”). The Fund is a separate non-diversified series of the Trust.  JAG Capital Management LLC (the "Advisor"), acts as advisor to the Fund. The Fund’s investment objective is capital appreciation.

The Fund offers three classes of shares:  Class A, Class C and Class I Shares.  Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation - The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ at the NASDAQ Official Closing Price (“NOCP”); (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All of these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

Valuation of Funds of Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reports sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

JAG Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosure under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1

-

quoted prices in active markets for identical securities.

Level 2

-

other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.).

Level 3

-

significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2013:

Assets Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks	$ 17,392,622	$ -	$ 17,392,622
Short-Term Investments	175,805	-	175,805
Total	$ 17,568,427	$ -	$ 17,568,427

(a) As of and during the six-months ended March 31, 2013, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.  There were no transfers into and out of Level 1 and 2 during the current six-months presented.  It is the Fund’s policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.  For a detailed break-out of Common Stocks by Industry classification, please refer to the Schedule of Investments.

During the six-months ended March 31, 2013, no securities were valued in accordance with the Trust’s good faith pricing guidelines.

b)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the six months ended March 31, 2013, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of March 31, 2013, the Fund did not incur any interest or penalties. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011, 2012), or expected to be taken in the Fund’s 2012 tax returns.. No examination of the Fund’s tax returns is presently in progress.

c)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

d)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)

Other - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

JAG Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

f)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)

Redemption fees and sales charges (loads) - The Fund does not charge redemption fees. A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). Investments in Class C shares are subject to a CDSC of 1.00% in the event of certain redemptions within one year following purchase.  The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the six-months CDSC fees of $0 were paid to the Advisor.

(2)

INVESTMENT TRANSACTIONS

For the six-months ended March 31, 2013, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 10,498,345	$ 9,337,280

(3)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

JAG Capital Management LLC, the “Advisor”, or “Manager”, acts as investment manager to the Fund pursuant to the terms of the Management Agreement. Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six-months ended March 31, 2013, management fees of $76,961 were incurred by the Fund, before the waiver and reimbursement described below.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.50% of the Fund’s average daily net assets through January 31, 2014. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six-months ended March 31, 2013, the Manager waived management fees of $16,506. As of September 30, 2012, the Manager may recapture $56,321 of waived management fees no later than September 30, 2016.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and administration services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six-months ended March 31, 2013, the Fund incurred $10,134 for such fees.

JAG Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors LLC (an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

J.A. Glynn & Co. acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments. For those services, J.A. Glynn & Co. received $6,315 of brokerage commissions from the Fund for the six-months ended
March 31, 2013. Certain officers and/or employees of the Manager have an affiliation with J.A. Glynn & Co..

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Some officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse the Fund’s Distributor and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

For the six months ended March 31, 2013, J.A. Glynn & Co., an affiliated broker, received $1,395 in underwriter commissions from the sale of shares of the Fund.

(4)   TAX COMPONENTS OF CAPITAL

  As of September 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis net unrealized depreciation of investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $59,159.

Permanent book and tax differences primarily attributable to the tax treatment of net operating losses, resulted in reclassification for the Fund for the period ended September 30, 2012 as follows: a decrease in accumulated net investment loss of $13 and a decrease in accumulated net realized gain from security transactions of $13.

JAG Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

(5)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2013, Mid Atlantic Capital Corp. held 31.08% of the voting securities of the Fund, for the sole benefit of customers and may be deemed to control the Fund.

(6)

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

(7)

SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

JAG Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-552-4596; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-552-4596; and on the Commission’s website at http://www.sec.gov.

JAG LARGE CAP GROWTH

EXPENSE EXAMPLES

March 31, 2013 (Unaudited)

As a shareholder of the JAG Large Cap Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the JAG Large Cap Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 through March 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the JAG Large Cap Growth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12 – 3/31/13	Expense Ratio During Period** 10/1/12 – 3/31/13
Class I	$1,000.00	$1,041.00	$7.61	1.50%
Class A	1,000.00	1,039.40	8.87	1.75
Class C	1,000.00	1,035.30	12.65	2.50

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12 – 3/31/13	Expense Ratio During Period** 10/1/12 – 3/31/13
Class I	$1,000.00	$1,017.40	$7.52	1.50%
Class A	1,000.00	1,016.16	8.77	1.75
Class C	1,000.00	1,012.43	12.51	2.50

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Annualized.

Mutual Fund Series Trust

17605 Wright Street

Omaha, NE 68130

ADVISOR

JAG Capital Management, LLC.

9841 Clayton Road

St. Louise, MO 63124

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street

Omaha, NE 68130

DISTRIBUTOR

Northern Lights Distributors, LLC

17605 Wright Street

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, Ohio 43215

CUSTODIAN BANK

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: May 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: May 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: May 31, 2013